FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 1,500		$ 1,094		$ 1,659
Proceeds received from settlement of derivatives	(22,222)		(13,215)
Payment on derivatives entered	21,834		13,321
(Decrease) increase in fair value of derivatives	794		(671)
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities			(23)		0
Derivative financial assets	1,373		1,129
Proceeds received from settlement of derivatives	(19,368)		(12,002)
Payment on derivatives entered	19,305		12,081
(Decrease) increase in fair value of derivatives	127		(102)
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional		$ 840		$ 930
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	92		68		8
Proceeds received from settlement of derivatives	(4)		(6)
Payment on derivatives entered	0		0
(Decrease) increase in fair value of derivatives	28		66
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,332		1,152		1,683
Proceeds received from settlement of derivatives	(1,761)		0
Payment on derivatives entered	1,436		0
(Decrease) increase in fair value of derivatives	505		(531)
Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(87)		(64)		(51)
Proceeds received from settlement of derivatives	0		0
Payment on derivatives entered	0		0
(Decrease) increase in fair value of derivatives	(23)		(13)
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	122
Derivative financial assets	(122)		(39)		$ 19
Proceeds received from settlement of derivatives	(1,089)		(1,207)
Debt derivatives entered, notional	1,093		1,240
(Decrease) increase in fair value of derivatives	157		(91)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(109)		(280)
Derivative financial assets	1,609		1,374
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	41
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(22)		(149)
Derivative financial assets	1,354		1,301
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities			(44)
Derivative financial assets	$ 122		$ 5